LEASES - weighted average remaining lease terms and discount rates (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 1 month 24 days	2 years 1 month 24 days		2 years 7 months 2 days
Weighted average discount rate	5.00%	5.00%		5.00%
Operating lease costs	¥ 1,723,764	$ 270,972	¥ 594,614
Short-term lease costs	¥ 316,099	$ 49,690	¥ 523,295